Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Allocation of purchase price
	2012 Acquisition Activity
(Millions)		Other	Total
Asset (Liability)	Ceradyne, Inc.	Acquisitions
Accounts receivable	$55	$29	$84
Inventory	112	13	125
Other current assets	36	1	37
Marketable securities	250	―	250
Property, plant, and equipment	238	3	241
Purchased finite-lived intangible assets	127	86	213
Purchased indefinite-lived intangible assets	―	2	2
Purchased goodwill	198	141	339
Accounts payable and other liabilities, net of other assets	(100)	(27)	(127)
Interest bearing debt	(93)	(3)	(96)
Deferred tax asset/(liability)	(25)	3	(22)

Net assets acquired	$798	$248	$1,046

Supplemental information:
Cash paid	$850	$248	$1,098
Less: Cash acquired	52	―	52
Cash paid, net of cash acquired	$798	$248	$1,046

	2011 Acquisitions Activity
(Millions)	Winterthur	Other	Total
Asset (Liability)	Technologie AG	Acquisitions
Accounts receivable	$45	$61	$106
Inventory	69	59	128
Other current assets	6	36	42
Property, plant, and equipment	73	102	175
Purchased finite-lived intangible assets	226	116	342
Purchased goodwill	147	112	259
Accounts payable and other liabilities, net of other assets	(70)	(78)	(148)
Interest bearing debt	(79)	(24)	(103)
Deferred tax asset/(liability)	(58)	(28)	(86)

Net assets acquired	$359	$356	$715
Noncontrolling interest	(56)	―	(56)
Net assets acquired excluding noncontrolling interest	$303	$356	$659

Supplemental information:
Cash paid	$327	$376	$703
Less: Cash acquired	34	20	54
Cash paid, net of cash acquired	$293	$356	$649
Non-cash	10	―	10
Net assets acquired excluding noncontrolling interest	$303	$356	$659

	2010 Acquisitions Activity
		Attenti
(Millions)		Holdings	Cogent	Other
Asset (Liability)	Arizant Inc.	S.A.	Inc.	Acquisitions	Total
Accounts receivable	$15	$23	$34	$21	$93
Inventory	36	5	17	19	77
Other current assets	3	7	31	2	43
Marketable securities	―	―	380	―	380
Property, plant, and equipment	38	9	30	29	106
Purchased finite-lived intangible assets	362	90	142	69	663
Purchased goodwill	512	122	295	51	980
Accounts payable and other liabilities, net
of other assets	(29)	(12)	(88)	(35)	(164)
Interest bearing debt	(31)	(21)	―	(53)	(105)
Deferred tax asset/(liability)	(141)	(16)	(47)	(21)	(225)

Net assets acquired	$765	$207	$794	$82	$1,848

Supplemental information:
Cash paid	$776	$227	$946	$156	$2,105
Less: Cash acquired	11	20	152	92	275
Cash paid, net of cash acquired	$765	$207	$794	$64	$1,830
Non-cash (financed liability)	―	―	―	18	18
Net assets acquired	$765	$207	$794	$82	$1,848